Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

March 31, 2020

VIPIFF2005-QTLY-0520
1.830286.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	12,281	$392,876
VIP Equity-Income Portfolio Investor Class (a)	23,551	414,260
VIP Growth & Income Portfolio Investor Class (a)	29,447	472,338
VIP Growth Portfolio Investor Class (a)	6,436	401,761
VIP Mid Cap Portfolio Investor Class (a)	5,046	115,648
VIP Value Portfolio Investor Class (a)	30,441	304,406
VIP Value Strategies Portfolio Investor Class (a)	18,303	149,350
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,125,950)		2,250,639

International Equity Funds - 14.9%
VIP Emerging Markets Portfolio Investor Class (a)	230,756	2,079,108
VIP Overseas Portfolio Investor Class (a)	140,091	2,576,279
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,745,107)		4,655,387

Bond Funds - 54.2%
Fidelity Inflation-Protected Bond Index Fund (a)	330,585	3,391,803
Fidelity Long-Term Treasury Bond Index Fund (a)	42,018	720,182
VIP High Income Portfolio Investor Class (a)	136,013	629,741
VIP Investment Grade Bond Portfolio Investor Class (a)	928,872	12,168,223
TOTAL BOND FUNDS
(Cost $16,236,219)		16,909,949

Short-Term Funds - 23.7%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $7,377,611)	7,377,611	7,377,611
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,484,887)		31,193,586
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$31,193,587

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,620,339	$285,132	$572,227	$3,382	$255	$58,304	$3,391,803
Fidelity Long-Term Treasury Bond Index Fund	840,932	78,367	366,260	4,990	58,400	108,743	720,182
VIP Contrafund Portfolio Investor Class	598,859	119,736	256,504	3,666	18,042	(87,257)	392,876
VIP Emerging Markets Portfolio Investor Class	2,269,303	821,609	261,497	207,639	(49,845)	(700,462)	2,079,108
VIP Equity-Income Portfolio Investor Class	632,866	165,171	224,774	30,064	(27,711)	(131,292)	414,260
VIP Government Money Market Portfolio Investor Class 0.24%	6,813,331	1,735,543	1,171,263	20,478	--	--	7,377,611
VIP Growth & Income Portfolio Investor Class	721,220	188,454	236,219	38,420	10,493	(211,610)	472,338
VIP Growth Portfolio Investor Class	612,148	174,943	260,651	55,719	66,570	(191,249)	401,761
VIP High Income Portfolio Investor Class	667,160	129,672	62,569	5,211	(8,047)	(96,475)	629,741
VIP Investment Grade Bond Portfolio Investor Class	12,873,547	1,195,768	1,859,760	59,279	(38,378)	(2,954)	12,168,223
VIP Mid Cap Portfolio Investor Class	175,686	35,093	45,324	277	(6,520)	(43,287)	115,648
VIP Overseas Portfolio Investor Class	2,797,249	787,366	377,907	12,636	(59,224)	(571,205)	2,576,279
VIP Value Portfolio Investor Class	464,741	132,787	119,846	19,168	(17,197)	(156,079)	304,406
VIP Value Strategies Portfolio Investor Class	227,569	65,740	54,297	12,376	(10,809)	(78,853)	149,350
Total	$33,314,950	$5,915,381	$5,869,098	$473,305	$(63,971)	$(2,103,676)	$31,193,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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